Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 548,913	$ 546,158
Less: accumulated depreciation and amortization	(377,269)	(323,892)
Property and equipment, net	171,644	222,266
Office Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	31,053	30,212
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	460,958	459,487
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 56,902	$ 56,459